Intangible assets, net - Future Amortization Expenses (Detail) € in Millions	Dec. 31, 2022 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	€ 130.8
2024	124.8
2025	119.3
2026	113.0
2027	109.1
Thereafter	245.4
Total	€ 842.4